Earnings Per Share - SBH (Schedule Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jul. 02, 2017	Apr. 02, 2017	Jan. 01, 2017	Sep. 30, 2016	Jul. 03, 2016	Apr. 03, 2016	Jan. 03, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Numerator
Net income from continuing operations attributable to controlling interest	$ 22.4	$ 50.3	$ 39.9	$ 12.4	$ 70.5	$ 116.0	$ 79.2	$ 14.3	$ 125.0	$ 280.0	$ 49.9
Income from discontinued operations attributable to controlling interest	72.5	26.6	18.9	52.8	18.5	(14.1)	13.4	59.3	170.8	77.1	99.0
Net income attributable to controlling interest	$ 94.9	$ 76.9	$ 58.8	$ 65.2	$ 89.0	$ 101.9	$ 92.6	$ 73.6	$ 295.8	$ 357.1	$ 148.9
Denominator
Weighted average shares outstanding - basic									58.6	59.3	55.6
Dilutive shares									0.4	0.3	0.3
Weighted average shares outstanding - diluted									59.0	59.6	55.9
Earnings per share
Basic earnings per share from continuing operations	$ 0.39	$ 0.86	$ 0.68	$ 0.21	$ 1.19	$ 1.96	$ 1.33	$ 0.24	$ 2.13	$ 4.72	$ 0.90
Basic earnings per share from discontinued operations	1.25	0.45	0.32	0.89	0.31	(0.24)	0.22	1.00	2.91	1.30	1.78
Basic earnings per share	1.64	1.31	1.00	1.10	1.50	1.72	1.56	1.24	5.04	6.02	2.68
Diluted earnings per share from continuing operations	0.38	0.86	0.68	0.21	1.18	1.95	1.33	0.24	2.12	4.70	0.90
Diluted earnings per share from discontinued operations	1.25	0.45	0.32	0.89	0.31	(0.24)	0.22	1.00	2.90	1.29	1.76
Diluted earnings per share	$ 1.63	$ 1.31	$ 1.00	$ 1.10	$ 1.49	$ 1.71	$ 1.55	$ 1.24	$ 5.02	$ 5.99	$ 2.66
Weighted average number of anti-dilutive shares excluded from denominator
Restricted stock units									0.2	0.1	0.1